SEGMENT REPORTING (Details 2) (Revenues)	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013	Oct. 28, 2012
Percentage of revenue by classes of products
Percentage of total revenues	100.00%	100.00%	100.00%
Perishable
Percentage of revenue by classes of products
Percentage of total revenues	54.50%	53.30%	54.70%
Shelf-stable
Percentage of revenue by classes of products
Percentage of total revenues	19.00%	19.00%	16.40%
Poultry
Percentage of revenue by classes of products
Percentage of total revenues	18.40%	18.80%	19.30%
Other
Percentage of revenue by classes of products
Percentage of total revenues	8.10%	8.90%	9.60%